Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, reserve	$ 242	$ 505	$ 326
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	154,492,987	223,700,000
Common stock, shares issued	40,404,571	15,901,183	15,665,416
Common stock, shares outstanding	39,884,357	15,380,969	15,652,261
Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	69,675,300	69,675,300
Preferred stock, shares issued	0	17,418,807	17,418,807
Preferred stock, shares outstanding	0	17,418,807	17,418,807